Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the agreement	Sep. 30, 2020 USD ($)
Aultman Health Foundation [Member]
Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the agreement [Line Items]
Remainder of 2020 (three months)	$ 72,579
2021	250,000
2022	250,000
2023	250,000
2024	275,000
Thereafter	550,000
Total	1,647,579
Aultman Health Foundation [Member] | Unrestricted [Member]
Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the agreement [Line Items]
Remainder of 2020 (three months)	35,000
2021	175,000
2022	175,000
2023	175,000
2024	200,000
Thereafter	375,000
Total	1,135,000
Aultman Health Foundation [Member] | Activation [Member]
Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the agreement [Line Items]
Remainder of 2020 (three months)	37,579
2021	75,000
2022	75,000
2023	75,000
2024	75,000
Thereafter	175,000
Total	512,579
Constellation New Energy, Inc [Member]
Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the agreement [Line Items]
Remainder of 2020 (three months)
2021	1,487,193
2022	1,596,000
2023	1,623,220
2024	1,423,265
2025	1,423,265
Thereafter	5,693,057
Total	13,246,000
Constellation New Energy, Inc [Member] | Unrestricted [Member]
Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the agreement [Line Items]
Remainder of 2020 (three months)
2021	1,300,000
2022	1,396,000
2023	1,423,220
2024	1,257,265
2025	1,257,265
Thereafter	5,029,057
Total	11,662,807
Constellation New Energy, Inc [Member] | Activation [Member]
Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the agreement [Line Items]
Remainder of 2020 (three months)
2021	187,193
2022	200,000
2023	200,000
2024	166,000
2025	166,000
Thereafter	664,000
Total	$ 1,583,193